Income Taxes - Movement of valuation allowance of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Taxes
Balance as of January 1,	$ 1,753	¥ 11,402	¥ 4,676	¥ 7,101
Additions	947	6,164	6,838	2,121
Reversals	(516)	(3,358)	(112)	(4,546)
Balance as of December 31,	$ 2,184	¥ 14,208	¥ 11,402	¥ 4,676